ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2024
Payables and Accruals [Abstract]
ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES	ACCOUNTS PAYABLE AND OTHER CURRENT LIABILITIES

As at December 31 (millions of dollars)	2024	2023
Accrued liabilities	794	644
Accounts payable	348	334
Unearned revenue	336	211
Accrued interest	180	149
Regulatory liabilities (Note 12)	122	51
Lease obligations (Note 22)	14	12
Environmental liabilities (Note 20)	11	38
Derivative liabilities (Note 17)	4	—
	1,809	1,439